EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on February 15, 2012 (Accession No. 0001193125-12-063322), to the Prospectus dated August 16, 2011, for the Class K shares of EQ/Core Bond Index Portfolio and EQ/Intermediate Government Bond Index Portfolio, two series of EQ Advisors Trust.